STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Banks - 7.4%
Citigroup	195,232		14,039,133
First Republic Bank	76,924		15,303,261
JPMorgan Chase & Co.	81,406		13,020,890
			42,363,284
Capital Goods - 1.7%
Ferguson	66,156	[a]	9,554,778
Consumer Durables & Apparel - 5.4%
Lennar, Cl. A	118,817		12,750,252
NIKE, Cl. B	108,436		17,863,747
			30,613,999
Diversified Financials - 2.8%
The Goldman Sachs Group	38,561		15,945,359
Food & Staples Retailing - 2.4%
Costco Wholesale	29,342		13,364,988
Food, Beverage & Tobacco - 2.8%
Beyond Meat	11,268	[a]	1,348,104
PepsiCo	95,039		14,863,149
			16,211,253
Health Care Equipment & Services - 8.9%
Abbott Laboratories	133,901		16,921,069
Medtronic	134,900		18,006,452
The Cooper Companies	35,350		15,932,598
			50,860,119
Materials - 4.8%
Albemarle	75,775		17,938,973
Ecolab	40,701		9,172,377
			27,111,350
Media & Entertainment - 4.9%
Alphabet, Cl. A	9,676	[a]	28,001,860
Pharmaceuticals Biotechnology & Life Sciences - 2.0%
Merck & Co.	149,299		11,390,021
Retailing - 11.1%
Amazon.com	9,720	[a]	33,736,079
Dollar General	50,975		11,362,837
eBay	235,098		18,041,421
			63,140,337
Semiconductors & Semiconductor Equipment - 6.2%
Applied Materials	100,749		13,614,212
Qualcomm	56,685		8,315,123

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
Semiconductors & Semiconductor Equipment - 6.2% (continued)
Texas Instruments		69,170		13,205,245
				35,134,580
Software & Services - 21.4%
Accenture, Cl. A		69,083		23,250,574
Fidelity National Information Services		73,333		9,369,757
Intuit		32,692		18,507,268
Mastercard, Cl. A		40,931		14,171,540
Microsoft		135,743		40,978,097
salesforce.com		59,659	[a]	15,825,743
				122,102,979
Technology Hardware & Equipment - 9.3%
Apple		263,760		40,046,681
TE Connectivity		86,206		12,949,865
				52,996,546
Telecommunication Services - 1.5%
Verizon Communications		151,294		8,321,170
Transportation - 1.7%
Norfolk Southern		37,385		9,478,593
Utilities - 3.4%
CMS Energy		94,825		6,081,127
Eversource Energy		145,883	[a]	13,235,965
				19,317,092
Total Common Stocks (cost $311,145,403)				555,908,308
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,769,455)	0.06	12,769,455	[b]	12,769,455
Total Investments (cost $323,914,858)		99.9%		568,677,763
Cash and Receivables (Net)		.1%		648,464
Net Assets		100.0%		569,326,227

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	555,908,308	-	-	555,908,308
Investment Companies	12,769,455	-	-	12,769,455

†  See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2021, accumulated net unrealized appreciation on investments was $244,762,905, consisting of $247,186,967 gross unrealized appreciation and $2,424,062 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.